Summary Of Significant Accounting Policies (Schedule Of Weighted Average Lives Of Identifiable, Definite-Lived Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2011 years
Covenants Not To Compete [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average lives of identifiable, definite-lived intangible assets, years	6.4
Reacquired Franchise Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average lives of identifiable, definite-lived intangible assets, years	6.7
Referral Networks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average lives of identifiable, definite-lived intangible assets, years	10.0
Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average lives of identifiable, definite-lived intangible assets, years	13.3